Capital Matters	12 Months Ended
Sep. 30, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Capital Matters

NOTE 11—CAPITAL MATTERS

Banks and bank holding companies are subject to regulatory capital requirements administered by federal banking agencies. Capital adequacy guidelines and, additionally for banks, prompt corrective action regulations involve quantitative measures of assets, liabilities and certain off-balance-sheet items calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by regulators. Failure to meet capital requirements can initiate regulatory action.

Prompt corrective action regulations provide five classifications: well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized, and critically undercapitalized. Although these terms are not used to represent overall financial condition, if adequately capitalized, regulatory approval is required to accept brokered deposits. If undercapitalized, capital distributions are limited, as is asset growth and expansion, and capital restoration plans are required. Effective January 31, 2015, regulatory capital rules and ratios were revised according to the Basel III Risk Based Capital guidelines. At September 30, 2016, the Bank was categorized as “Well Capitalized”, under Prompt Corrective Action Provisions, as determined by the OCC, our primary regulator.

The Bank’s Tier 1 (leverage) and risk-based capital ratios at September 30, 2016 and 2015, respectively, are presented below:

	Actual		For Capital Adequacy Purposes			To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount		Ratio	Amount		Ratio
As of September 30, 2016
Total capital (to risk weighted assets)	$72,345,000	14.1%	$41,189,000	> =	8.0%	$51,487,000	> =	10.0%
Tier 1 capital (to risk weighted assets)	66,278,000	12.9%	30,892,000	> =	6.0%	41,189,000	> =	8.0%
Common equity tier 1 capital (to risk weighted assets)	66,278,000	12.9%	23,169,000	> =	4.5%	33,466,000	> =	6.5%
Tier 1 leverage ratio (to adjusted total assets)	66,278,000	9.3%	28,428,000	> =	4.0%	35,535,000	> =	5.0%
As of September 30, 2015 (As Restated)
Total capital (to risk weighted assets)	$65,848,000	16.8%	$31,443,000	> =	8.0%	$39,304,000	> =	10.0%
Tier 1 capital (to risk weighted assets)	60,915,000	15.5%	23,583,000	> =	6.0%	31,443,000	> =	8.0%
Common equity tier 1 capital (to risk weighted assets)	60,915,000	15.5%	17,687,000	> =	4.5%	25,548,000	> =	6.5%
Tier 1 leverage ratio (to adjusted total assets)	60,915,000	10.6%	23,031,000	> =	4.0%	28,788,000	> =	5.0%

The Company’s Tier 1 (leverage) and risk-based capital ratios at September 30, 2016 and 2015, respectively, are presented below:

	Actual		For Capital Adequacy Purposes			To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount		Ratio	Amount		Ratio
As of September 30, 2016
Total capital (to risk weighted assets)	$64,811,000	12.6%	$41,189,000	> =	8.0%	$51,487,000	> =	10.0%
Tier 1 capital (to risk weighted assets)	58,743,000	11.4%	30,892,000	> =	6.0%	41,189,000	> =	8.0%
Common equity tier 1 capital (to risk weighted assets)	58,743,000	11.4%	23,169,000	> =	4.5%	33,466,000	> =	6.5%
Tier 1 leverage ratio (to adjusted total assets)	58,743,000	8.3%	28,428,000	> =	4.0%	35,535,000	> =	5.0%
As of September 30, 2015 (As Restated)
Total capital (to risk weighted assets)	$66,524,000	16.9%	$31,443,000	> =	8.0%	$39,304,000	> =	10.0%
Tier 1 capital (to risk weighted assets)	61,591,000	15.7%	23,583,000	> =	6.0%	31,443,000	> =	8.0%
Common equity tier 1 capital (to risk weighted assets)	61,591,000	15.7%	17,687,000	> =	4.5%	25,548,000	> =	6.5%
Tier 1 leverage ratio (to adjusted total assets)	61,591,000	10.7%	23,031,000	> =	4.0%	28,788,000	> =	5.0%

At September 30, 2016, the Company was categorized as “Well Capitalized”, under Prompt Corrective Action Provisions.